Long-Term Debt (Narrative) (Details) - USD ($)		1 Months Ended		9 Months Ended			12 Months Ended
		Mar. 31, 2015	May 31, 2014	Sep. 30, 2016		Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Mar. 31, 2016
Debt Instrument [Line Items]
Repayments of long-term debt				$ 41,000,000		$ 594,000,000	$ 639,000,000		$ 131,000,000		$ 125,000,000
Proceeds from sale of Notes		$ 714,000,000
Proceeds from issuance of long-term debt				$ 175,000,000		$ 725,000,000	$ 725,000,000		250,000,000		$ 100,000,000
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent				85.00%			85.00%
Estimated fair value of our long-term debt including current maturities				$ 7,112,000,000			$ 6,287,000,000		6,844,000,000
Carrying amount				5,837,000,000			5,687,000,000		$ 5,603,000,000
Available bond credits				2,534,000,000			2,577,000,000
Future debt subject to property additions to the Deed of Trust				$ 1,586,000,000			1,261,000,000
6.375% Fixed Senior Notes Due January 15, 2015 [Member]
Debt Instrument [Line Items]
Repayments of long-term debt							$ 639,000,000
Interest percentage	[1]			6.375%			6.375%		6.375%
Due date	[1]						Jan. 15, 2015
6.375% Fixed Senior Notes Due January 15, 2015 [Member] | Oncor
Debt Instrument [Line Items]
Aggregate principal amount	[1]								$ 500,000,000
Transition Bond [Member]
Debt Instrument [Line Items]
Repayments of long-term debt									$ 131,000,000
Debt principal amount							$ 139,000,000
2.950% Fixed Senior Notes due April 1, 2025 [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 350,000,000
Interest percentage		2.95%		2.95%			2.95%		2.95%
Due date				Apr. 01, 2025			Apr. 01, 2025
2.950% Fixed Senior Notes due April 1, 2025 [Member] | Oncor
Debt Instrument [Line Items]
Aggregate principal amount	[1]			$ 350,000,000			$ 350,000,000
2.150% Fixed Senior Notes Due June 1, 2019 [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 250,000,000
Interest percentage			2.15%	2.15%	[1]		2.15%	[1]	2.15%	[1]
Proceeds from sale of Notes			$ 248,000,000
Due date	[1]			Jun. 01, 2019			Jun. 01, 2019
Redeemable percentage of principal amount plus accrued and unpaid interest							100.00%
2.150% Fixed Senior Notes Due June 1, 2019 [Member] | Oncor
Debt Instrument [Line Items]
Aggregate principal amount	[1]			$ 250,000,000			$ 250,000,000		$ 250,000,000
4.550% Fixed Senior Notes Due December 1, 2041 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]			4.55%			4.55%		4.55%
Due date	[1]			Dec. 01, 2041			Dec. 01, 2041
4.550% Fixed Senior Notes Due December 1, 2041 [Member] | Oncor
Debt Instrument [Line Items]
Aggregate principal amount	[1]			$ 400,000,000			$ 400,000,000		$ 400,000,000
3.750% Fixed Senior Notes due April 1, 2045 [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 375,000,000
Interest percentage		3.75%		3.75%			3.75%		3.75%
Due date				Apr. 01, 2045			Apr. 01, 2045
3.750% Fixed Senior Notes due April 1, 2045 [Member] | Oncor
Debt Instrument [Line Items]
Aggregate principal amount	[1]			$ 550,000,000			$ 375,000,000
2025 Notes And 2045 Notes [Member]
Debt Instrument [Line Items]
Redeemable percentage of principal amount plus accrued, unpaid interest, and make-whole premium							100.00%
Redeemable percentage of principal amount plus accrued and unpaid interest							100.00%
Additional 2045 Notes [Member]
Debt Instrument [Line Items]
Debt principal amount				175,000,000								$ 375,000,000
Proceeds from sale of Notes				$ 185,000,000
Date of first payment				Oct. 01, 2016
Due date				Oct. 01, 2044
Redeemable percentage of principal amount plus accrued and unpaid interest				100.00%
Increase in basis points				0.50%

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" below for additional information.